Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Share-based payments	$ 13,507	$ 1,290	$ 0
Short-term employee benefits	2,625	2,695	4,543
Post-employment benefits	14	18	85
Compensation of key management personnel	$ 16,146	$ 4,003	$ 4,628